PIERCE ATWOOD LLP Attorneys at Law

Scott E. Pueschel

One New Hampshire Avenue, Suite 350

Pease International Tradeport

Portsmouth, NH 03801

603-373-2019 voice

603-433-6372 fax

spueschel@pierceatwood.com

www.pierceatwood.com

Admitted in: MA NH VA

November 29, 2006

BY ELECTRONIC SUBMISSION

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Environmental Power Corporation –Registration Statement on Form S-3

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Environmental Power Corporation (the “Company”) is the Company’s Registration Statement on Form S-3 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of 4,387,360 shares of Common Stock of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. The filing fee of $3,221.00 has been paid to the Commission’s account at the Mellon Bank in Pittsburgh.

Please do not hesitate to contact the undersigned should you have any questions regarding this filing.

Very truly yours,

/s/ Scott E. Pueschel

Scott E. Pueschel

Enclosure